Redeemable Convertible Preferred Stock and Warrants - Warrants - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 02, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 02, 2015	Apr. 30, 2015
Temporary Equity [Line Items]
Redeemable convertible preferred stock, exercise of Series D Preferred warrants		3,205
Convertible Notes
Temporary Equity [Line Items]
Debt instrument issued				$ 3,846,000
2013 Warrants
Temporary Equity [Line Items]
Warrants issued				1,079,453
Warrants expiration date		Jun. 02, 2019	Jun. 02, 2019
Deerfield Warrant
Temporary Equity [Line Items]
Warrants issued	14,423,076
Warrants expiration date	Jun. 02, 2024
Common stock
Temporary Equity [Line Items]
Preferred stock called by warrants				143,466		2,066,543
Warrant, exercise price				$ 5.85
Common stock | Deerfield Warrant
Temporary Equity [Line Items]
Preferred stock called by warrants					1,923,077
Warrant, exercise price					$ 5.85
Series D Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock called by warrants		1,079,453	15,502,529	1,079,453		15,499,324
Redeemable convertible preferred stock, exercise of Series D Preferred warrants		3,205
Warrant, exercise price			$ 0.78